Significant Events in the Reportimg Period	9 Months Ended
Sep. 30, 2021
Disclosure of non-adjusting events after reporting period [text block] [Abstract]
Significant events in the reportimg period

Note 3: Significant events in the reportimg period

a.	Effects of the COVID-19 Pandemic Outbreak:

Following the global COVID-19 outbreak, there has been a decrease in economic activity worldwide, including Israel. The spread of the COVID-19 pandemic led, inter alia, to a disruption in the global supply chain, a decrease in global transportation, restrictions on travel and work that were announced by the State of Israel and other countries worldwide as well as a decrease in the value of financial assets and commodities across all markets in Israel and the world.

The Company’s business activity and commercial operation were affected by these factors, and the Company has taken several actions to ensure its manufacturing plant remains operational with limited disruption to its business continuity. The Company continues to maintain higher inventory levels of raw materials through its suppliers and service providers to appropriately manage any potential supply disruptions and secure continued manufacturing. In addition, the Company is actively engaging its freight carriers to ensure inbound and outbound international delivery routes remain operational and identify alternative routes, if needed.

The Company is complying with the State of Israel mandates and recommendations with respect to its work-force management and has taken several precautionary health and safety measures to safeguard its employees and continues to monitor and assess orders issued by the State of Israel and other applicable governments to ensure compliance with evolving COVID-19 guidelines.

While COVID-19 related disruption continues to have various effect on the Company’s business activities, commercial operation, revenues and operational expenses, as a results of the actions taken by the Company to date, its overall results of operations were not materially affected however, a number of factors, including but not limited to, continued effect of the factors mentioned above as well as, continued demand for the Company’s products, including GLASSIA and KEDRAB, in the U.S. market and its distributed products in Israel, financial conditions of the Company’s customer, suppliers and services providers, the Company’s ability to manage operating expenses, additional competition in the markets that the Company competes, regulatory delays, prevailing market conditions and the impact of general economic, industry or political conditions in the U.S., Israel or otherwise, may have an effect on the Company’s future financial position and results of operations.

The financial impact of these factors cannot be reasonably estimated at this time due to substantial uncertainty but may materially affect our business, financial condition, and results of operations. The Company assess the impact of the COVID-19 pandemic in a number of possible scenarios and concluded that there are no uncertainties that may cast significant doubt on its ability to continue as a going concern or affect significantly on the Company liquidity.

b.	Acquisition of an FDA-Licensed Plasma Collection Center:

On March 31, 2021, the Company acquired the plasma collection center and certain related rights and assets from the privately held B&PR of Beaumont, TX, USA. The plasma collection facility primarily specializes in the collection of hyper-immune plasma used for the Anti-D immunoglobulin, which is manufactured by the Company and distributed in international markets. The acquisition was consummated through Kamada Plasma LLC, a newly formed wholly owned subsidiary of the Company, which will operate the Company’s plasma collection activity in the U.S.

In consideration for the assets acquired, the Company committed to a pay a total amount of $1,654 thousands, of which $1,404 thousands were paid at the closing of the acquisition, and the balance in the amount of $250 thousands will be paid on March 31, 2022.

The Company incurred acquisition-related costs of $140 thousand related mainly to legal and other consulting fees. These costs were recorded in general and administrative expenses in the statement of profit and loss during 2020 and the first quarter of 2021.

Identifiable assets acquired and liabilities assumed:

U.S Dollars in thousands

Inventories	$184
Intangible assets (1)	1,378
Property, plant and equipment, net	82
Total acquired assets	1,644
Assumed liabilities	(240)
Net identifiable assets	$1,404

(1)	The fair value of intangible assets (FDA-License for plasma collection and goodwill) has been determined provisionally pending completion of an independent valuation. If new information is obtained within one year from the acquisition date about facts and circumstances that existed at the acquisition date, the Company will retrospectively adjust the relevant amounts that were recognized at the time of the acquisition.

c.	Amendment to GLASSIA License Agreement with Takeda:

On March 31, 2021, the Company entered into an amendment to the Technology License Agreement with Takeda with respect to GLASSIA. Pursuant to the amendment, upon completion of the transition of GLASSIA manufacturing to Takeda, expected by the end of 2021, the Company will transfer to Takeda the GLASSIA U.S. Biologics License Application (BLA). In consideration for the BLA transfer, the Company will receive a $2,000 thousand payment from Takeda. In addition, the terms of the final sales-based milestone of $5,000 thousand due to the Company under the license agreement were amended. As a result of such amendment the Company recognized the $5,000 thousand milestone as a revenue during the first quarter of 2021.

d.	Workforce Downsizing:

As a result of the transition of GLASSIA manufacturing to Takeda, the Company initiated during the second quarter of 2021 a workforce downsizing program which was completed by the beginning of the third quarter of 2021. During the nine months ended September 30, 2021 the Company accounted for $561 thousands of costs associated with termination benefits which were recorded as a one-time expenses in the other operating expenses.